2. Going Concern and Liquidity (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 334,969	$ 1,547	$ 464,118
Retained earnings	(77,331,820)	$ (57,441,549)
Working capital	$ (17,081,639)